Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

First Trust MULTI-MANAGER LARGE GROWTH ETF

(the “Fund”)

Supplement To the Fund’s Prospectus
and Statement of Additional Information

January 17, 2023

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, effective December 31, 2022, Michael A. Sramek retired from Sands Capital Management, LLC, and will no longer serve as a portfolio manager of the Fund.

Please Keep this Supplement with your Fund Prospectus
and Statement of Additional Information